StockerYale, Inc.

32 Hampshire Road

Salem, New Hampshire 03079

February 12, 2007

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	StockerYale, Inc.
Amendment No. 1 to Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of StockerYale, Inc. (the “Company”) is an Amendment No. 1 to Registration Statement on Form S-3 relating to 4,680,311 shares of the Company’s Common Stock issued and sold to four selling stockholders and 1,000,000 shares of the Company’s Common Stock issuable to a selling stockholder upon exercise of a warrant.

This filing is in response to the comment of the Staff of Securities and Exchange Commission (the “Commission”) as set forth in your letter dated February 9, 2007. The response to the Commission’s comment is set forth below:

Exhibits

Comment 1. Please file the consent of Baker Tilly related to your incorporation of its report from your January 16, 2007 amended Form 8-K.

Response: The consent of Baker Tilly is filed with this Amendment No. 1 to Registration Statement on Form S-3.

This filing is being effected by direct transmission to the Commission’s EDGAR System. The Company previously paid the registration fee.

The Company is aware of its responsibilities under the Securities Act of 1933, as amended (the “Securities Act”), and the Securities Exchange Act of 1934, as amended, as they relate to the proposed public offering of securities specified in the Amendment No. 1 to Registration Statement on Form S-3 and may make an oral request that the Registration Statement be declared effective pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (603) 870-8245 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Marianne Molleur

Marianne Molleur

Enclosures

cc:	Thomas B. Rosedale, Esq.